Derivative Financial Instruments (Derivative Instrument Gains And Losses) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	$ 36.0	$ 37.9
Interest Rate Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	(0.1)	0
Qualifying Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact		(0.3)
Qualifying Hedges [Member] | Foreign Currency Forward Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact		(0.3)
Non-Qualifying Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	36.0	38.2
Non-Qualifying Hedges [Member] | Cross Currency Swaps - Net Investment Hedges [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	5.1	6.8
Non-Qualifying Hedges [Member] | Interest Rate Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	3.8	3.8
Non-Qualifying Hedges [Member] | Foreign Currency Forward Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	29.1	24.7
Non-Qualifying Hedges [Member] | Equity Warrants [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	(0.2)	0.2
Non-Qualifying Hedges [Member] | TRS [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instrument - income statement impact	$ (1.7)	$ 2.7